GOING CONCERN (Details Narrative) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Going Concern Details Narrative
Accumulated deficit	$ (33,830,332)	$ (14,837,317)	$ (8,688,967)